Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000170095 | 91282CNT4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000170095 | 91282CGM7 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170095 | 30165JAG1 | Exeter Automobile Receivables Trust 2021-4, E
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170095 | 320986AG7 | First Investors Auto Owner Trust 2023-1, D
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170095 | 61747YFG5 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170095 | 14040HCF0 | Capital One Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170095 | 64129UCY9 | Neuberger Berman CLO XVII Ltd., CR4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170095 | 800130BL9 | Sandstone Peak Ltd., DR2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170095 | 576323AP4 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170095 | 726503AE5 | Plains All American Pipeline, L.P.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170095 | CLO00118XAY2
Holdings [Line Items]
Percent of Total Investments	45.50%
C000170095 | Automobile32058KAD1
Holdings [Line Items]
Percent of Total Investments	0.40%
C000170095 | Materials00790RAB0
Holdings [Line Items]
Percent of Total Investments	38.40%
C000170095 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.20%
C000170095 | Industrials37156QAZ9
Holdings [Line Items]
Percent of Total Investments	6.00%
C000170095 | U.S. Treasury Obligations91282CNT4
Holdings [Line Items]
Percent of Total Investments	5.30%
C000170095 | U.S. Treasury Obligations91282CGM7
Holdings [Line Items]
Percent of Total Investments	4.20%
C000170095 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000170095 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000170095 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000170095 | Automobile
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000170095 | Finance
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000170095 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000170095 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170095 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170095 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170095 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000170095 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000170095 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000170095 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000170095 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000170095 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000170095 | ABS
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000170095 | CLO
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000170094 | 91282CNT4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000170094 | 91282CGM7 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170094 | 30165JAG1 | Exeter Automobile Receivables Trust 2021-4, E
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170094 | 320986AG7 | First Investors Auto Owner Trust 2023-1, D
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170094 | 61747YFG5 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170094 | 14040HCF0 | Capital One Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170094 | 64129UCY9 | Neuberger Berman CLO XVII Ltd., CR4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170094 | 800130BL9 | Sandstone Peak Ltd., DR2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170094 | 576323AP4 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170094 | 726503AE5 | Plains All American Pipeline, L.P.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170094 | CLO00118XAY2
Holdings [Line Items]
Percent of Total Investments	45.50%
C000170094 | Automobile32058KAD1
Holdings [Line Items]
Percent of Total Investments	0.40%
C000170094 | Materials00790RAB0
Holdings [Line Items]
Percent of Total Investments	38.40%
C000170094 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.20%
C000170094 | Industrials37156QAZ9
Holdings [Line Items]
Percent of Total Investments	6.00%
C000170094 | U.S. Treasury Obligations91282CNT4
Holdings [Line Items]
Percent of Total Investments	5.30%
C000170094 | U.S. Treasury Obligations91282CGM7
Holdings [Line Items]
Percent of Total Investments	4.20%
C000170094 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000170094 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000170094 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000170094 | Automobile
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000170094 | Finance
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000170094 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000170094 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170094 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170094 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170094 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000170094 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000170094 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000170094 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000170094 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000170094 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000170094 | ABS
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000170094 | CLO
Holdings [Line Items]
Percent of Net Asset Value	29.30%